Arbitral Award, Settlement Agreement and Mining Data Sale: (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021
Arbitral Award Settlement Agreement And Mining Data Sale
Total Award		$ 740,300,000
Settlement Agreement			$ 1,032,000,000.000
[custom:VenezuelaAgreedToPayForAward-0]		792,000,000
Venezuela Agreed To Pay For Mining Data			$ 240,000,000
Payments Made Pursuant To Settlement Agreement		254,000,000
Amount Due And Unpaid Including Interest				$ 989,000,000
Interest Due		$ 211,000,000
Amount Of Proceeds Cvr Holders Entitled To		5.466%
Cumulative Amount Paid To Cvr Holders		$ 10,000,000
Increase In Obligation To Cvr Holders		60,000
[custom:CVRSettlementSteelhead-0]	$ 350,000
[custom:CVRSettlementOthers-0]		112,000
[custom:CVRSettlementGreywolf-0]		85,000
[custom:CVRExpense2022]	$ 462,000
[custom:CVRPayable-0]		$ 112,000
Bonus Percentage Of First Two Hundred Million Collected		1.28%
Bonus Percentage Thereafter		6.40%
Cumulative Amount Paid To Bonus Plan Participants		$ 4,400,000
Increase In Obligation To Bonus Plan Participants		$ 70,000